Revenue from Contracts with Customers	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contracts with Customers [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS
6.	REVENUE FROM CONTRACTS WITH CUSTOMERS

Equipment Contracts

Revenues and related costs on equipment contracts are recognized as the performance obligations for work are satisfied over time in accordance with Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. Under ASC 606, revenue and associated profit will be recognized as the customer obtains control of the goods and services promised in the contract (i.e., performance obligations). All un-allocable indirect costs and corporate general and administrative costs are charged to the periods as incurred. However, in the event a loss on a contract is foreseen, the Company will recognize the loss as it is determined.

The following table represents a disaggregation of revenue by type of good or service from contracts with customers for the September 30, 2022 and 2021.

	Nine Months Ended
	September 30,
	2022	2021
Equipment Contracts	$5,829,960	$1,662,869
Component Sales	1,390,243	841,203
Waste Water Treatment Systems	325,005	57,729
Pump Stations	179,005	182,591
Rental Income	19,719	21,260
Services Sales	24,201	82,635
	$7,768,133	$2,848,287

Revenue recognition for other sales arrangements, such as sales for components, and service sales will remain materially consistent.

Contract assets represents revenues recognized in excess of amounts billed on contracts in progress. Contract liabilities represents billings in excess of revenues recognized on contracts in progress. Assets and liabilities related to long-term contracts are included in current assets and current liabilities in the accompanying balance sheets, as they will be liquidated in the normal course of the contract completion. The contract asset for the nine months ended September 30, 2022 and the year ended December 31, 2021, was $1,455,464 and $378,932, respectively. The contract liability for the nine months ended September 30, 2022, and the year ended December 31, 2021, was $692,570 and $1,886,946, respectively.

6.	REVENUE FROM CONTRACTS WITH CUSTOMERS

Equipment Contracts

Revenues and related costs on equipment contracts are recognized as the performance obligations for work are satisfied over time in accordance with Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. Under ASC 606, revenue and associated profit will be recognized as the customer obtains control of the goods and services promised in the contract (i.e., performance obligations). All un-allocable indirect costs and corporate general and administrative costs are charged to the periods as incurred. However, in the event a loss on a contract is foreseen, the Company will recognize the loss as it is determined.

The following table represents a disaggregation of revenue by type of good or service from contracts with customers for the year ended December 31, 2021 and 2020.

	Years Ended
	December 31,
	2021	2020
Equipment Contracts	$2,516,609	$2,393,815
Component Sales	1,149,861	1,441,251
Waste Water Treatment Systems	57,729	-
Pump Stations	285,323	144,755
Services Sales	98.033	121,310
Commission & Training	36,189	-
	$4,143,744	$4,101,131

Revenue recognition for other sales arrangements, such as sales for components, and service sales will remain materially consistent.

Contract assets represents revenues recognized in excess of amounts billed on contracts in progress. Contract liabilities represents billings in excess of revenues recognized on contracts in progress. Assets and liabilities related to long-term contracts are included in current assets and current liabilities in the accompanying balance sheets, as they will be liquidated in the normal course of the contract completion. The contract asset for the years ending December 31, 2021 and 2020, was $378,932 and $148,734, respectively. The contract liability for the years ended December 31, 2021 and 2020, was $1,886,946 and $340,551, respectively.